EQUITY INFORMATION	6 Months Ended
Dec. 31, 2025
EQUITY INFORMATION
EQUITY INFORMATION

9.   EQUITY INFORMATION

Capital issued

As of December 31, 2025, we had (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 63,815,891 ordinary shares issued and outstanding, (iii) 1,000,000 preferred shares ($0.0001 par value) authorized, (iv) no preferred shares issued and outstanding, (v) 3,389,224 ordinary shares reserved for our equity compensation plans. Of the total issued shares, we have repurchased 2,065,614 shares of our own.

Holders of ordinary shares are entitled to one vote for each ordinary share.